General Information and Reorganization Transactions	12 Months Ended
Dec. 31, 2024
General Information and Reorganization Transactions [Abstract]
General information and reorganization transactions

Note 1 – General Information and Reorganization Transactions

Brera Holdings PLC (FKA Brera Holdings Limited) (“Brera Holdings” or the “Company”), a public company limited by shares, was incorporated in Ireland on June 30, 2022.

The sole subscriber to the incorporation constitution of the Company was Goodbody Subscriber One Limited who subscribed for one (1) ordinary share for EUR1.00. On July 11, 2022, the one ordinary share was transferred to Daniel Joseph McClory, and on July 14, 2022, the ordinary share was surrendered to the Company and cancelled in accordance with Irish law. On July 13, 2022, the Company adopted an amended constitution reflecting an authorized share capital of EUR1.00 and US$1,750,000 divided into 50,000,000 Class A Ordinary Shares, nominal value US$0.005 per share; 250,000,000 Class B Ordinary Shares, nominal value US$0.005 per share; 50,000,000 preferred shares, nominal value US$0.005 per share; and one ordinary share with a nominal value of EUR1.00. On July 14, 2022, the Company issued 8,100,000 Class A Ordinary Shares and 100,000 Class B Ordinary Shares.

On July 29, 2022, the Company finalized an agreement for the purchase of all the shares of Brera Milano S.r.1. (“Brera Milano”) with Marco Sala, Stefano Locatelli, Alessandro Aleotti, Christian Rocca, Sergio Carlo Scalpelli, and MAX SRL (the “Milano Acquisition”). Brera Milano is an Italian limited liability company (società a responsabilità limitata) formed on December 20, 2016. Pursuant to the terms of the Milano Acquisition, Brera Milano became a wholly owned subsidiary of the Company. Brera Milano is engaged in a range of businesses including football (soccer) division progression, global player transfer services, sponsorship services, and football and volleyball school services and consulting services on football projects.

Pursuant to the terms of the Milano Acquisition, the Company agreed to contribute EUR253,821 to Brera Milano upon the final completion of the formal obligations under this agreement at the Milan Register of Companies, in order to restore Brera Milano’s share capital due to a EUR253,821 liability indicated by its financial statements. On July 29, 2022, the Company executed the final deed of share transfer, paid EUR253,821 for purposes of restoring Brera Milano’s share capital, and completed certain other required formalities. On the same day, the share transfer became effective under Italian law. As a result, Brera Milano became a wholly-owned subsidiary of the Company.

The Milano Acquisition was accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with the guidance in paragraphs B19–B27 of IFRS 3 for reverse acquisitions. Brera Milano was determined to be the accounting acquirer based upon the terms of the Milano Acquisition and other factors including: (i) former Brera Milano shareholders owning approximately 35% of the combined company (on a fully diluted basis) immediately following the closing of the Milano Acquisition and are the largest shareholders’ party of the Company, (ii) former Brera Milano shareholder, Alessandro Aleotti, being appointed as the Chief Strategy Officer and a director of the Company, and (iii) former Brera Milano shareholder, Sergio Carlo Scalpelli, being appointed as the Chief Executive Officer and a director of the Company; (iv) shareholders of the Company other than the former Brera Milano shareholders continuing as passive investors; and (v) the combined company continuing the football related business with Brera Milano shareholders being the major subject matter experts of this industry in the Company and having the power to direct the development and operations of the combined company after the Milano Acquisition.

Prior to the Milano Acquisition, the Company was a shell corporation established in 2022 with no operations at incorporation date. The Company has issued shares to the existing shareholders, and it is not qualified as a business under the definition of IFRS 3. With reference to IFRS 3 Appendix B, this would not constitute a business combination since there is no substantive change in the reporting entity or its assets and liabilities. Accordingly, the Company’s consolidated financial statements represent a continuation of the financial statement of Brera Milano and the assets and liabilities are presented at their historical carrying values.

Business

Our business strategy is to develop a “Global Sports Group” portfolio of professional sporting clubs. Under our Global Sports Group structure, we intend to acquire top-division sporting teams in Africa, South America, Eastern Europe, and potentially other emerging markets, and give them access to the global transfer market. We likewise expect that acquisitions of Eastern European and other non-mainstream market teams will enable us to compete and potentially win significant revenue in Union of European Football Associations (“UEFA”) and potentially other regional competitions.

In September 2023, Brera Milano assumed control of Bayanzurkh Sporting Ilch FC, an association operating a team in the Mongolian National Premier League. The team was rebranded Brera Ilch FC when the football season resumed in March 2024.

Brera FC, our Italian amateur football team, is an association under the control of Brera Milano. Brera Milano had paused operations of Brera FC for one year while Brera Milano established a wholly-owned subsidiary named Brera SSD and, in the summer of 2024, Brera SSD resumed operations of Brera FC with Brera SSD as its operating entity. Brera FC will continue playing at the famous Arena Civica in Milan.

During the years ended December 31, 2024 and 2023, we made the following acquisitions and investments.

Acquisition of FKAP

In April 2023, we acquired 90% of the European first division football team Fudbalski Klub Akademija Pandev (“FKAP”) (the “FKAP Acquisition”). FKAP is located in North Macedonia, a country with participation rights in two major UEFA competitions, the Europa League and the Europa Conference League, and rebranded the team Brera Strumica FC. Under the FKAP Acquisition, we agreed to pay a total of EUR742,000 for the 90% ownership and contingent consideration of a number of restricted Class B Ordinary Shares of the Company based on a formula set out in the FKAP Acquisition agreement.

The FKAP Acquisition is in continuation of our strategy to develop a “Global Sports Group” portfolio of professional sporting clubs. Under our Global Sports Group structure, we intend to acquire top-division football teams in Africa, South America, Eastern Europe, and potentially other emerging markets, and give them access to the global transfer market. We likewise expect that acquisitions of Eastern European and other non-mainstream market teams will enable us to compete and potentially win significant revenue in UEFA and potentially other regional competitions. We believe that FKAP, with both its football club and deep and talented roster of players, is an ideal strategic fit as we expand our portfolio.

In June 2024, we established a joint stock company for the North Macedonian women’s football club Tiverija Strumica, now known as Brera Tiverija FC, a wholly-owned subsidiary of FKAP.

See Note 3 for further information concerning the FKAP Acquisition.

Acquisition of UYBA

In July 2023, we acquired 51% majority ownership in the Italian Serie A1 women’s professional volleyball team, UYBA Volley S.s.d.a.r.l (“UYBA”) (the “UYBA Acquisition”). UYBA is located in Milan, Italy and has a strong popularity as a top volleyball club competing in the Italian Serie A professional volleyball league, one of the world’s top leagues. Pursuant to the UYBA Acquisition, we agreed to pay EUR840,000 for the 51% ownership. As part of the UYBA Acquisition, Giuseppe Pirola, UYBA’s chairman and minority shareholder, will continue as chairman of UYBA’s board of directors.

We believe that UYBA, with both its volleyball club and deep and talented roster of players, is an ideal strategic fit as we expand our Global Sports Group portfolio.

See Note 3 for further information concerning the UYBA Acquisition.

Investment in Juve Stabia

On December 9, 2024, the Company announced that it had agreed to acquire a majority ownership interest in Italian Serie B football club Juve Stabia through its owner and manager S.S. Juve Stabia S.r.l. (“Juve Stabia” or “the Club”), through share capital and reserve increases in the Club. Our investment will consist of both payments of cash and issuances of our Nasdaq-listed shares in a multi-step process that will ultimately give the Company a total of approximately 52% of the issued and outstanding share capital of Juve Stabia after such acquisition, with the Company owning approximately 22%, 35%, 38%, and 52% of the share capital as a result of each step, respectively. In the first step, on December 31, 2024, we issued 3,200,000 Class B Ordinary Shares valued at EUR2,000,000 (approximately US$2,087,000) and paid Juve Stabia €500,000 in cash, resulting in approximately 22% ownership of the Club. The Company has also agreed on certain earn out consideration to be paid on a contingent basis, upon and subject to completion of the final closing, by means of issuing up to EUR5,500,000 Class B Ordinary Shares.

See Note 4 for further information concerning the investment in Juve Stabia.

Initial Public Offering

On January 26, 2023, we entered into an underwriting agreement (the “Underwriting Agreement”) with Revere Securities, LLC, as representative of the underwriters named on Schedule 1 thereto (the “Representative”), relating to the Company’s initial public offering (the “Offering”) of 1,500,000 Class B Ordinary Shares (the “Offering Shares”) of the Company, at an Offering price of US$5.00 per share (the “Offering Price”). Pursuant to the Underwriting Agreement, in exchange for the Representative’s firm commitment to purchase the Offering Shares, the Company agreed to sell the Offering Shares to the Representative at a purchase price of US$4.65 (93% of the public offering price per share). The Company also granted the Representative a 45-day over-allotment option to purchase up to an additional 225,000 Class B Ordinary Shares at the Offering Price, representing fifteen percent (15%) of the Class B Ordinary Shares sold in the Offering, from the Company, less underwriting discounts and commissions and a non-accountable expense allowance.

The Offering Shares commenced trading on the Nasdaq Capital Market under the symbol “BREA”. The closing of the Offering took place on January 31, 2023. After deducting underwriting discounts and commissions and non-accountable expense allowance, the Company received net proceeds of approximately US$6,900,000.

The Company also issued the Representative a warrant to purchase up to 105,000 Class B Ordinary Shares (7% of the Class B Ordinary Shares sold in the Offering) (the “Representative’s Warrants”). The Representative’s Warrants are exercisable at any time from July 26, 2023 to July 26, 2028 for US$5.00 per share (100% of the Offering Price per Class B Ordinary Share). The Representative’s Warrants contain customary anti-dilution provisions for share dividends, splits, mergers, and any future issuance of ordinary shares or ordinary shares equivalents at prices (or with exercise and/or conversion prices) below the exercise price. The Representative’s Warrant also contains piggyback registration rights in compliance with FINRA Rule 5110, which prohibits piggyback registration rights with a duration of more than seven years from the commencement of sales of the Offering.

The Offering Shares were offered and sold and the Representative’s Warrant was issued pursuant to the Company’s Registration Statement on Form F-1 (File No. 333-268187), as amended (the “Registration Statement”), initially filed with the U.S. Securities and Exchange Commission (the “Commission”) on November 4, 2022, and declared effective by the Commission on January 26, 2023, and the final prospectus filed with the Commission on January 30, 2023 pursuant to Rule 424(b)(4) of the Securities Act. The Offering Shares, Representative’s Warrant and the Class B Ordinary Shares underlying the Representative’s Warrant were registered as a part of the Registration Statement. The Company has used the net proceeds from the Offering to purchase acquisition or management rights of football clubs; continued investment in social impact football; sales and marketing; and working capital and general corporate purposes.

The Underwriting Agreement contained customary representations, warranties and covenants by the Company, customary conditions to closing, indemnification obligations of the Company and the underwriters, including for liabilities under the Securities Act, other obligations of the parties and termination provisions. The representations, warranties and covenants contained in the Underwriting Agreement were made only for purposes of such agreement and as of specific dates were solely for the benefit of the parties to such agreement and may be subject to limitations agreed upon by the contracting parties.